Document and Entity Information Document	Nov. 16, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Walmart Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06991
Entity Tax Identification Number	71-0415188
Entity Address, Address Line One	702 S.W. 8th Street
Entity Address, City or Town	Bentonville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72716-0215
City Area Code	479
Local Phone Number	273-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000104169
Amendment Flag	false
Common Stock, par value $0.10 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	WMT
Security Exchange Name	NYSE
2.550% Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.550% Notes Due 2026
Trading Symbol	WMT26
Security Exchange Name	NYSE
1.900% Notes Due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.900% Notes Due 2022
Trading Symbol	WMT22
Security Exchange Name	NYSE